Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2023 and 2022, inventories consisted of the following:
	December 31,	December 31,
	2023	2022
Finished goods	5,502,404	$3,915,456